Reporting on Financial Instruments	6 Months Ended
Jun. 30, 2020
Reporting On Financial Instruments
Reporting on Financial Instruments

Reporting on financial instruments

The financial instruments held by the Biofrontera Group on the balance sheet date primarily consist of cash and cash equivalents, trade payables and receivables, other non-current financial liabilities as well as financial debt. Biofrontera does not deploy any financial derivatives, apart from the derivative embedded within the EIB loan (so-called performance component).

Financial assets

in EUR thousands	Fair Value as of June 30, 2020	Carrying amount as of June 30, 2020	Fair Value as of Dec. 31, 2019	Carrying amount as of Dec. 31, 2019
Financial assets at amortized cost
Cash and cash equivalents	10,550	10,550	11,119	11,119
Trade receivables	2,191	2,191	5,031	5,031
Other financial assets	773	773	1,077	1,077
Total	13,514	13,514	17,227	17,227

Financial liabilities

in EUR thousands	Fair Value as of June 30, 2020	Carrying amount as of June 30, 2020	Fair Value as of Dec. 31, 2019	Carrying amount as of Dec. 31, 2019
Financial liabilities at amortized cost
Current financial liabilities	1,291	1,291	1,212	1,212
Trade payables	2,240	2,240	4,196	4,196
Other current financial liabilities	74	74	99	99
Non-current financial liabilities	21,359	21,359	20,648	20,648
Total	24,964	24,964	26,155	26,155
Financial liabilities at fair value recognized in profit or loss
Non-current financial liabilities	946	946	1,462	1,462
Other non-current financial liabilities	16,956	16,956	14,720	14,720
Total	17,902	17,902	16,182	16,182

The financial assets are still allocated to “financial assets at amortized cost”. The carrying amounts correspond to the fair values.

The performance component (financial instrument at level 3 of the fair value hierarchy) as a further variable interest component and embedded derivative requiring separation is subsequently measured at fair value on each balance sheet date and is allocated to the category “financial liabilities at fair value recognized in profit or loss”. To simplify matters, the market capitalization at the end of the term is initially determined on the basis of the market capitalization on the respective valuation date, which is based on the 90 trade days preceding the measurement cut-off date. The performance-based interest payment for the first tranche is calculated based on a notional 0.64% (EIB 2017 tranche) or 0.20% (EIB 2019 tranche) participation rate in the market capitalization (Notional Equity Proportion). This is discounted to the measurement cut-off date applying a market interest rate.

As of June 30, 2020, the discounted interest payment (carrying amount) or fair value of the performance component of the 2017 tranche of the EIB loan was EUR 744 thousand (previous year: EUR 1,148 thousand) and of the 2019 tranche of the EIB loan EUR 202 thousand (previous year: EUR 314 thousand). The net profits on the performance component amounted to EUR 516 thousand (previous year period: loss of EUR 252 thousand).

 The purchase price liability of EUR 16,956 thousand (previous year: EUR 14,720 thousand) reported under non-current financial liabilities was discounted at a market interest rate of 9% based on the expected annual purchase price payments. The expected annual purchase price payments were re-estimated as of March 31, 2020 due to the current market situation influenced by the COVID-19 pandemic and the resulting delays in the market penetration of Xepi®. Accordingly, the purchase price payments will be due from 2022 to 2030 depending on future profits generated from the sale of Xepi®. The total purchase price in this period, excluding repayment of start-up costs, amounts to a nominal USD 26.8 million / EUR 23.3 million (previous year: USD 28.9 million / EUR 25.8 million). The start-up costs received to date in the amount of USD 5.4 million / EUR 4.8 million (previous year: USD 2.9 million / EUR 2.5 million) are repayable by 2022.

The net losses on the purchase price liability amounted to EUR 16 thousand (previous year: EUR 162 thousand) and are lower due to the re-evaluation, in particular the adjusted estimate of the purchase price liability.

The fair values of the performance component of the EIB loan would be EUR 95 thousand higher or lower in the event of a 10% increase or decrease respectively in market capitalization. The fair value of the purchase price liability would be EUR 655 thousand higher or lower in the event of an 5% increase or decrease in cash flows respectively and EUR 914 thousand lower or EUR 851 thousand higher in the event of 1% an increase or decrease respectively in the weighted average cost of capital.

Other financial liabilities continue to be allocated to the category “Financial liabilities at amortized cost”. The carrying amounts correspond to the fair values.